Supplemental information on oil and gas activities (Schedule of Net Proved Reserves of Oil, Condensate and Natural Gas) (Details)	12 Months Ended
	Dec. 31, 2024 MBbls MMcf	Dec. 31, 2023 MMcf MBbls	Dec. 31, 2022 MBbls MMcf
Oil And Condensates [Member]
Increase (decrease) attributable to:
Reserves	62,766	66,309	81,947
Revisions	6,680	3,555	(2,282)
Extensions and discoveries	485	4,486	836
Disposal of Minerals in place	(1,096)		(1,760)
Production	(11,583)	(11,584)	(12,432)
Reserves	57,252	62,766	66,309
Oil And Condensates [Member] | Colombia [Member]
Increase (decrease) attributable to:
Reserves	59,345	64,388	78,785
Revisions	7,495	3,617	(2,677)
Extensions and discoveries	485	2,549	204
Production	(10,970)	(11,209)	(11,924)
Reserves	56,355	59,345	64,388
Oil And Condensates [Member] | Ecuador
Increase (decrease) attributable to:
Reserves	2,295	322
Revisions	(803)	324
Extensions and discoveries		1,937	632
Production	(610)	(288)	(310)
Reserves	882	2,295	322
Oil And Condensates [Member] | Brazil [Member]
Increase (decrease) attributable to:
Reserves	28	8	43
Revisions	(12)	26	(27)
Production	(1)	(6)	(8)
Reserves	15	28	8
Oil And Condensates [Member] | Chile [Member]
Increase (decrease) attributable to:
Reserves	1,098	1,591	1,330
Revisions		(412)	422
Disposal of Minerals in place	(1,096)
Production	(2)	(81)	(161)
Reserves		1,098	1,591
Oil And Condensates [Member] | Argentina [Member]
Increase (decrease) attributable to:
Reserves			1,789
Disposal of Minerals in place			(1,760)
Production			(29)
Naturals gas [Member]
Increase (decrease) attributable to:
Reserves | MMcf	20,774	24,611	34,946
Revisions | MMcf	(2,232)	1,869	756
Disposal of Minerals in place | MMcf	(10,678)		(3,227)
Production | MMcf	(864)	(5,706)	(7,864)
Reserves | MMcf	7,000	20,774	24,611
Naturals gas [Member] | Colombia [Member]
Increase (decrease) attributable to:
Reserves | MMcf	1,075	1,065	1,207
Revisions | MMcf	59	219	141
Production | MMcf	(250)	(209)	(283)
Reserves | MMcf	884	1,075	1,065
Naturals gas [Member] | Brazil [Member]
Increase (decrease) attributable to:
Reserves | MMcf	8,888	9,443	13,601
Revisions | MMcf	(2,291)	1,659	(886)
Production | MMcf	(481)	(2,214)	(3,272)
Reserves | MMcf	6,116	8,888	9,443
Naturals gas [Member] | Chile [Member]
Increase (decrease) attributable to:
Reserves | MMcf	10,811	14,103	16,759
Revisions | MMcf		(9)	1,501
Disposal of Minerals in place | MMcf	(10,678)
Production | MMcf	(133)	(3,283)	(4,157)
Reserves | MMcf		10,811	14,103
Naturals gas [Member] | Argentina [Member]
Increase (decrease) attributable to:
Reserves | MMcf			3,379
Disposal of Minerals in place | MMcf			(3,227)
Production | MMcf			(152)